N-2 - $ / shares	Nov. 04, 2026	Nov. 03, 2026	Nov. 02, 2026
Cover [Abstract]
Entity Central Index Key	0000921671
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	39
Entity Registrant Name	THE GABELLI MULTIMEDIA TRUST INC.
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

Investment Objectives

The Fund’s primary investment objective is to achieve long-term growth of capital by investing primarily in the common stock and other securities of foreign and domestic companies involved in the telecommunications, media, publishing, and entertainment industries. Income is the secondary investment objective. The investment objectives of long-term growth of capital and income are fundamental policies of the Fund. The Fund’s policy of concentration in companies in the telecommunications, media, publishing, and entertainment industries is also a fundamental policy of the Fund.

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in common stock and other securities, including convertible securities, preferred stock, options, and warrants of companies in the telecommunications, media, publishing, and entertainment industries (the “80% Policy”). The Fund may invest in companies of any size market capitalization. The Fund may invest, without limitation, in foreign securities. The Fund may also invest in securities of companies located in emerging markets.

A company will be considered to be in these industries if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, the indicated activities or multimedia related activities. The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

The information contained under the heading “Additional Fund Information—Investment Objectives and Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

Risk Factors and Special Considerations

The information contained under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Stock

The following is a brief description of the terms of the Fund’s common stock and preferred stock. This description does not purport to be complete and is qualified by reference to the Fund’s Governing Documents. For complete terms of the common stock and preferred stock, please refer to the actual terms of such series, which are set forth in the Governing Documents.

Common Stock

The Fund is currently authorized to issue two hundred million (200,000,000) shares, all of which were initially classified and designated as common stock, par value $0.001 per share. The Board has the authority to classify and reclassify any authorized but unissued shares of stock from time to time. Of the Fund’s two hundred million (200,000,000) shares initially classified and designated as common stock, 12,001,000 have been reclassified as preferred stock. Each share within a particular class or series thereof has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights in connection with any outstanding stock of the Fund. The common stock of the Fund is not redeemable and has no preemptive, conversion or cumulative voting rights. In addition, shares of the Fund’s common stock will, when issued, be fully paid and non-assessable. In the event of liquidation, each share of Fund common stock is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred stock ranking senior to the shares of common stock of the Fund as described below.

Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, convert, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business unless approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter unless a lesser percentage (but not less than a majority of all the votes entitled to be cast on the matter) is set forth in the corporation’s charter. Subject to certain exceptions summarized below, the charter generally provides for approval of charter amendments and extraordinary transactions by the stockholders entitled to cast at least a majority of the votes entitled to be cast on the matter.

The common stock of the Fund is listed on the NYSE under the symbol “GGT” and began trading November 14, 1994. As of November 2, 2026, 53,256,107 shares of common stock were outstanding. The average weekly trading volume of the common stock on the NYSE during the period from January 1, 2025 through December 31, 2025, was 780,748 shares.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. The Fund’s common stock has traded in the market at both premiums to and discounts from net asset value.

Preferred Stock

The Governing Documents provide that the Board may authorize and issue senior securities with rights as determined by the Board, by action of the Board without the approval of the holders of the common stock. Holders of common stock have no preemptive right to purchase any senior securities that might be issued. Currently, 12,001,000 shares of the Fund’s capital stock have been classified by the Board as preferred stock, par value $0.001 per share. The Fund’s Board may reclassify authorized and unissued common stock of the Fund, as preferred stock prior to the completion of any offering. The terms of each series of preferred stock may be fixed by the Board and may materially limit and/or qualify the rights of the holders of the Fund’s common stock. As of November 2, 2026, the Fund had outstanding 1,511,778 shares of preferred stock designated as Series E Preferred, and 1,080,432 shares of preferred stock designated as Series G Preferred.

Dividends on the Series E Preferred accumulate at an annual rate of 5.125% of the liquidation preference of $25 per share, are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26, and December 26 of each year. The Fund’s outstanding Series E Preferred is redeemable at the liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) at the option of the Fund. Under limited circumstances, redemption by the Fund of Series E Preferred is mandatory. The Series E Preferred is listed and traded on the NYSE under the symbol “GGT PrE.”

Dividends on the Series G Preferred accumulate at an annual rate of 5.125% of the liquidation preference of $25 per share, are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26, and December 26 of each year. Under limited circumstances, the Fund may also be required under certain circumstances to redeem Series G Preferred before or after December 20, 2024, in order to meet certain regulatory or rating agency asset coverage requirements. The Fund’s outstanding Series G Preferred is redeemable at the liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) at the option of the Fund. The Series G Preferred is listed and traded on the NYSE under the symbol “GGT PrG.”

If the Fund issues any additional series of preferred stock, it will pay dividends to the holders at either a fixed rate or a rate that will be reset frequently based on short-term interest rates, as described in the Prospectus Supplement accompanying each preferred stock offering. The Board may by resolution classify or reclassify any authorized but unissued shares of stock of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications or terms or conditions of redemption. The Fund may not issue any class of stock senior to the existing preferred stock.

Upon a liquidation, dissolution, or winding up of the affairs of the Fund (whether voluntary or involuntary), holders of the Fund’s preferred stock will be entitled to receive out of the assets of the Fund available for distribution to stockholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common stock or any other class of capital stock of the Fund ranking junior to the preferred stock as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such stockholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. Each series of preferred stock ranks on a parity with any other series of preferred stock of the Fund as to the payment of distributions and the distribution of assets upon liquidation, and is junior to the Fund’s obligations with respect to any outstanding senior securities representing debt. The preferred stock carries one vote per share on all matters on which the common stock is entitled to vote and have additional voting rights pursuant to the 1940 Act and the Charter. The shares of preferred stock are fully paid, non-assessable and have no preemptive, exchange, or conversion rights.

Redemption, Purchase and Sale of Preferred Stock By the Fund. The terms of any preferred stock is expected to provide that (i) they are redeemable by the Fund at any time (either after the date of initial issuance, or after some period of time following initial issuance) in whole or in part at the original purchase price per share plus accumulated dividends per share, (ii) the Fund may tender for or purchase preferred stock and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred stock by the Fund will reduce the leverage applicable to the common stock, while any resale of preferred stock by the Fund will increase that leverage.

Rating Agency Guidelines. The Fund’s preferred stock is rated by Moody’s and/or Fitch. Upon issuance, it is expected that any new series of preferred stock will be rated by Moody’s or Fitch.

The Fund is, and expects that it will be, required under the applicable rating agency guidelines to maintain assets having in the aggregate a discounted value at least equal to a Basic Maintenance Amount (as defined in the applicable Articles Supplementary and summarized below), for its outstanding preferred stock. To the extent any particular portfolio holding does not satisfy the applicable rating agency’s guidelines, all or a portion of such holding’s value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody’s and Fitch guidelines also impose certain diversification requirements and industry concentration limitations on the Fund’s overall portfolio, and apply specified discounts to securities held by the Fund (except certain money market securities).

The “Basic Maintenance Amount” is generally equal to (a) the sum of (i) the aggregate liquidation preference of any preferred stock then outstanding plus (to the extent not included in the liquidation preference of such preferred stock) an amount equal to the aggregate accumulated but unpaid distributions (whether or not earned or declared) in respect of such preferred stock, (ii) the Fund’s other liabilities (excluding dividends and other distributions payable on the Fund’s common stock) and (iii) any other current liabilities of the Fund (including amounts due and payable by the Fund pursuant to reverse repurchase agreements and payables for assets purchased) less (b) the value of the Fund’s assets if such assets are either cash or evidences of indebtedness which mature prior to or on the date of redemption or repurchase of preferred stock or payment of another liability and are either U.S. government securities or evidences of indebtedness rated at least “Aaa,” “P-1”, “VMIG-1” or “MIG-1” by Moody’s or “AAA”, “SP-1+” or “A-1+” by S&P and are held by the Fund for distributions, the redemption or repurchase of preferred stock or the Fund’s liabilities.

If the Fund does not cure in a timely manner a failure to maintain a discounted value of its portfolio equal to the Basic Maintenance Amount in accordance with the requirements of the applicable rating agency or agencies then rating the preferred stock at the request of the Fund, the Fund may, and in certain circumstances will be required to, mandatorily redeem preferred stock.

The Fund may, but is not required to, adopt any modifications to the rating agency guidelines that may hereafter be established by Moody’s and Fitch (or such other rating agency then rating the preferred stock at the request of the Fund). Failure to adopt any such modifications, however, may result in a change in the relevant rating agency’s ratings or a withdrawal of such ratings altogether. In addition, any rating agency providing a rating for the preferred stock at the request of the Fund may, at any time, change or withdraw any such rating. The Board, without further action by stockholders, may amend, alter, add to or repeal any provision of the Articles Supplementary adopted pursuant to rating agency guidelines if the Board determines that such amendments or modifications are necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred stock and are in the aggregate in the best interests of the holders of the preferred stock. Additionally, the Board, without further action by the stockholders, may amend, alter, add to or repeal any provision of the Articles Supplementary adopted pursuant to rating agency guidelines if the Board determines that such amendments or modifications will not in the aggregate adversely affect the rights and preferences of the holders of any series of the preferred stock, provided that the Fund has received advice from each applicable rating agency that such amendment or modification is not expected to adversely affect such rating agency’s then-current rating of such series of the Fund’s preferred stock.

As described by Moody’s and Fitch, the ratings assigned to the preferred stock are assessments of the capacity and willingness of the Fund to pay the obligations of each series of the preferred stock. The ratings on the preferred stock are not recommendations to purchase, hold or sell shares of any series, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines also do not address the likelihood that an owner of preferred stock will be able to sell such shares on an exchange, in an auction or otherwise. The ratings are based on current information furnished to Moody’s and Fitch by the Fund and the Investment Adviser and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information.

The rating agency guidelines will apply to the preferred stock, as the case may be, only so long as such rating agency is rating such shares at the request of the Fund. The Fund pays fees to Moody’s and Fitch for rating the preferred stock.

Asset Maintenance Requirements. In addition to the requirements summarized under “—Rating Agency Guidelines” above, the Fund must satisfy asset maintenance requirements under the 1940 Act with respect to its preferred stock. Under the 1940 Act, debt or additional preferred stock may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred stock and debt outstanding.

The Fund is and likely will be required under the Articles Supplementary of each series of preferred stock to determine whether it has, as of the last business day of each March, June, September and December of each year, an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or stock, including any outstanding preferred stock. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured by a specific time (generally within 10 business days), the Fund may, and in certain circumstances will be required to, mandatorily redeem preferred stock sufficient to satisfy such asset coverage. See “—Redemption Procedures” below.

Distributions. Holders of any fixed rate preferred stock are or will be entitled to receive, out of funds legally available therefore, cumulative cash distributions, at an annual rate set forth in the applicable Articles Supplementary or Prospectus Supplement, payable with such frequency as set forth in the applicable Articles Supplementary or Prospectus Supplement. Such distributions accumulate from the date on which such shares are issued.

Dividend periods generally are seven days, and the dividend periods generally begin on the first business day after an auction. In most instances, distributions are also paid weekly, on the business day following the end of the dividend period. The Fund, subject to some limitations, may change the length of the dividend periods, designating them as “special dividend periods.”

Restrictions on Dividends and Other Distributions for the Preferred Stock. So long as any preferred stock is outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common stock or in options, warrants, or rights to subscribe for or purchase common stock) in respect of the common stock or call for redemption, redeem, purchase or otherwise acquire for consideration any common stock (except by conversion into or exchange for shares of the Fund ranking junior to the preferred stock as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred stock due on or prior to the date of such common stock dividend or distribution;

●	the Fund has redeemed the full number of shares of preferred stock to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements.

No full distribution will be declared or made on any series of preferred stock for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred stock of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred stock of the Fund ranking on a parity with such series of preferred stock as to the payment of distributions, any distributions being paid on the preferred stock will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred stock on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred stock will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Mandatory Redemption Relating to Asset Coverage Requirements. The Fund may, at its option, consistent with the Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem preferred stock in the event that:

●	the Fund fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before a specified period of time, following such failure; or

●	the Fund fails to maintain the asset coverage requirements as calculated in accordance with any applicable rating agency guidelines as of any monthly valuation date, and such failure is not cured on or before a specified period of time after such valuation date.

The redemption price for preferred stock subject to mandatory redemption will generally be the liquidation preference, as stated in the Articles Supplementary of each existing series of preferred stock or the Prospectus Supplement accompanying the issuance of any series of preferred stock, plus an amount equal to any accumulated but unpaid distributions (whether or not earned or declared) to the date fixed for redemption, plus any applicable redemption premium determined by the Board and included in the Articles Supplementary.

The number of preferred stock that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding preferred stock, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the preferred stock. In the event that preferred stock is redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Fund may, but is not required to, redeem a sufficient number of preferred stock so that the Fund’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 210% asset coverage) or some other amount specified in the Articles Supplementary. In the event that preferred stock is redeemed due to a failure to satisfy applicable rating agency guidelines, the Fund may, but is not required to, redeem a sufficient number of preferred stock so that the Fund’s discounted portfolio value (as determined in accordance with the applicable rating agency guidelines) after redemption exceeds the asset coverage requirements of each applicable rating agency by up to 10% (that is, 110% rating agency asset coverage) or some other amount specified in the Articles Supplementary.

If the Fund does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the preferred stock to be redeemed on any redemption date, the Fund will redeem on such redemption date that number of shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Fund will have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon written notice of redemption.

If fewer than all of the Fund’s outstanding preferred stock are to be redeemed, the Fund, at its discretion and subject to the limitations of the Governing Documents, the 1940 Act, and applicable law, will select the one or more series of preferred from which shares will be redeemed and the amount of preferred to be redeemed from each such series. If fewer than all shares of a series of preferred are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of shares of such series held by each such holder on the record date for such redemption (or by such other equitable method as the Fund may determine). If fewer than all preferred stock held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.

Optional Redemption. Fixed rate preferred stock is not subject to optional redemption by the Fund until the date, if any, specified in the applicable Prospectus or Prospectus Supplement, unless such redemption is necessary, in the judgment of the Fund, to maintain the Fund’s status as a RIC under the Code. Commencing on such date and thereafter, the Fund may at any time redeem such fixed rate preferred stock in whole or in part for cash at a redemption price per share equal to the liquidation preference per share plus accumulated and unpaid distributions (whether or not earned or declared) to the redemption date plus any premium specified in or pursuant to the Articles Supplementary. Redemptions of preferred stock are subject to the notice requirements set forth under “—Redemption Procedures” and the limitations of the Governing Documents, the 1940 Act and applicable law.

Redemption Procedures. If the Fund determines or is required to redeem preferred stock, it will mail a notice of redemption to holders of the shares to be redeemed. Each notice of redemption will state (i) the redemption date, (ii) the number or percentage of preferred stock to be redeemed (which may be expressed as a percentage of such shares outstanding), (iii) the CUSIP number(s) of such shares, (iv) the redemption price (specifying the amount of accumulated distributions to be included therein), (v) the place or places where such shares are to be redeemed, (vi) that dividends or distributions on the shares to be redeemed will cease to accumulate on such redemption date, (vii) the provision of the Articles Supplementary under which the redemption is being made and (viii) in the case of an optional redemption, any conditions precedent to such redemption. No defect in the notice of redemption or in the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

The redemption date with respect to the Series E Preferred will not be fewer than 15 days nor more than 40 days (subject to NYSE requirements) after the date of the applicable notice of redemption. The redemption date with respect to the Series G Preferred will not be fewer than 30 days nor more than 90 days (subject to NYSE requirements) after the date of the applicable notice of redemption.

The holders of preferred stock will not have the right to redeem any of their shares at their option except to the extent specified in the Articles Supplementary.

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights

Except as otherwise stated in this Prospectus, any prospectus supplement, specified in the Fund’s Charter or resolved by the Board or as otherwise required by applicable law, holders of preferred stock shall be entitled to one vote per share held on each matter submitted to a vote of the stockholders of the Fund and will vote together with holders of common stock and of any other preferred stock then outstanding as a single class.

In connection with the election of the Fund’s Directors, holders of the outstanding shares of preferred stock, voting together as a single class, will be entitled at all times to elect two of the Fund’s Directors, and the remaining Directors will be elected by holders of common stock and holders of preferred stock, voting together as a single class. In addition, if: (i) at any time dividends and distributions on outstanding shares of preferred stock are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions, or (ii) at any time holders of any other series of preferred stock are entitled to elect a majority of the Directors of the Fund under the 1940 Act, or the applicable Articles Supplementary creating such shares, then the number of Directors constituting the Board automatically will be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of preferred stock as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Directors will be elected by the holders of the outstanding shares of preferred stock, voting together as a single class, at a special meeting of stockholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred stockholder on like notice. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding shares of preferred stock for all past dividend periods, or the holders of other series of preferred stock are no longer entitled to elect such additional Directors, the additional voting rights of the holders of the preferred stock as described above will cease, and the terms of office of all of the additional Directors elected by the holders of the preferred stock (but not of the Directors with respect to whose election the holders of common stock were entitled to vote or the two Directors the holders of preferred stock have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as shares of preferred stock are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the shares of preferred stock outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of the Fund’s Charter whether by merger, consolidation or otherwise, so as to materially adversely affect any of the rights, preferences or powers expressly set forth in the Charter with respect to such shares of preferred stock. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred stock are outstanding, the Fund will not effect any of the actions set forth in the preceding sentence which materially adversely affect the rights, preferences, or powers expressly set forth in the Charter with respect to such shares of a series of preferred stock differently than those of a holder of shares of any other series of preferred stock without the affirmative vote of the holders of at least a majority of the shares of preferred stock of each series materially adversely affected and outstanding at such time (each such materially adversely affected series voting separately as a class to the extent its rights are affected differently).

Unless a higher percentage is provided under the Charter or Maryland law, the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of preferred stock, voting as a separate class, will be required to approve any plan of reorganization adversely affecting the preferred stock. The affirmative vote of the holders of 66 2/3% of each class of the outstanding voting shares of the Fund, voting as separate classes, and the vote of a majority (as defined in the 1940 Act) of the holders of shares of preferred stock, voting as a single class, is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. Further, unless a higher percentage is provided for under the Charter, the affirmative vote of a majority (as defined in the 1940 Act) of the votes entitled to be cast by holders of outstanding shares of the Fund’s preferred stock, voting together as a single class, will be required to approve any action requiring a vote of security holders under Section 13(a) of the 1940 Act (other than a conversion of the Fund from a closed-end to an open-end investment company), including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Objectives and Policies” in this Prospectus and the SAI, “How the Fund Manages Risk—Investment Restrictions” in this Prospectus and “Investment Restrictions” in the SAI.

For purposes of this section, except as otherwise required under the 1940 Act, the vote of the holders of a “majority” of the outstanding shares of preferred stock means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the stockholders of the Fund duly called (i) of 67% or more of the shares of preferred stock present at such meeting, if the holders of more than 50% of the outstanding shares of preferred stock are present or represented by proxy, or (ii) of more than 50% of the outstanding shares of preferred stock, whichever is less. The class vote of holders of preferred stock described above in each case will be in addition to a separate vote of the requisite percentage of common stock, and any other preferred stock, voting together as a single class, that may be necessary to authorize the action in question.

The calculation of the elements and definitions of certain terms of the rating agency guidelines may be modified by action of the Board without further action by the stockholders if the Board determines that such modification is necessary to prevent a reduction in rating of the shares of preferred stock by Moody’s and/or Fitch (or such other rating agency then rating the preferred stock at the request of the Fund), as the case may be, or is in the best interest of the holders of common stock and is not adverse to the holders of preferred stock in view of advice to the Fund by the relevant rating agencies that such modification would not adversely affect its then-current rating of the preferred stock.

The foregoing voting provisions will not apply to any series of preferred stock if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such stock will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred stock will have no preemptive rights or rights to cumulative voting.

Subscription Rights

General. We may issue subscription rights to holders of our (i) common stock to purchase common and/or preferred stock or (ii) preferred stock to purchase preferred stock (subject to applicable law). Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our common and/or preferred stock, we would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred stockholders, as applicable, as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.

The applicable Prospectus Supplement would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●

the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each common share;

●	the number of rights required to purchase a single preferred share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right we may have in connection with such subscription rights offering; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights. Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby, Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights would be exercisable as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	The Gabelli Multimedia Trust Inc.
Entity Address, Address Line Two	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Contact Personnel Name	John C. Ball
Common Stocks [Member]
General Description of Registrant [Abstract]
Share Price			$ 3.49
NAV Per Share			$ 3.33
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		53,256,107	52,256,107
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			1,511,778
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			1,080,432
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights

Except as otherwise stated in this Prospectus, any prospectus supplement, specified in the Fund’s Charter or resolved by the Board or as otherwise required by applicable law, holders of preferred stock shall be entitled to one vote per share held on each matter submitted to a vote of the stockholders of the Fund and will vote together with holders of common stock and of any other preferred stock then outstanding as a single class.

In connection with the election of the Fund’s Directors, holders of the outstanding shares of preferred stock, voting together as a single class, will be entitled at all times to elect two of the Fund’s Directors, and the remaining Directors will be elected by holders of common stock and holders of preferred stock, voting together as a single class. In addition, if: (i) at any time dividends and distributions on outstanding shares of preferred stock are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions, or (ii) at any time holders of any other series of preferred stock are entitled to elect a majority of the Directors of the Fund under the 1940 Act, or the applicable Articles Supplementary creating such shares, then the number of Directors constituting the Board automatically will be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of preferred stock as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Directors will be elected by the holders of the outstanding shares of preferred stock, voting together as a single class, at a special meeting of stockholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred stockholder on like notice. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding shares of preferred stock for all past dividend periods, or the holders of other series of preferred stock are no longer entitled to elect such additional Directors, the additional voting rights of the holders of the preferred stock as described above will cease, and the terms of office of all of the additional Directors elected by the holders of the preferred stock (but not of the Directors with respect to whose election the holders of common stock were entitled to vote or the two Directors the holders of preferred stock have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as shares of preferred stock are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the shares of preferred stock outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of the Fund’s Charter whether by merger, consolidation or otherwise, so as to materially adversely affect any of the rights, preferences or powers expressly set forth in the Charter with respect to such shares of preferred stock. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred stock are outstanding, the Fund will not effect any of the actions set forth in the preceding sentence which materially adversely affect the rights, preferences, or powers expressly set forth in the Charter with respect to such shares of a series of preferred stock differently than those of a holder of shares of any other series of preferred stock without the affirmative vote of the holders of at least a majority of the shares of preferred stock of each series materially adversely affected and outstanding at such time (each such materially adversely affected series voting separately as a class to the extent its rights are affected differently).

Unless a higher percentage is provided under the Charter or Maryland law, the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of preferred stock, voting as a separate class, will be required to approve any plan of reorganization adversely affecting the preferred stock. The affirmative vote of the holders of 66 2/3% of each class of the outstanding voting shares of the Fund, voting as separate classes, and the vote of a majority (as defined in the 1940 Act) of the holders of shares of preferred stock, voting as a single class, is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. Further, unless a higher percentage is provided for under the Charter, the affirmative vote of a majority (as defined in the 1940 Act) of the votes entitled to be cast by holders of outstanding shares of the Fund’s preferred stock, voting together as a single class, will be required to approve any action requiring a vote of security holders under Section 13(a) of the 1940 Act (other than a conversion of the Fund from a closed-end to an open-end investment company), including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Objectives and Policies” in this Prospectus and the SAI, “How the Fund Manages Risk—Investment Restrictions” in this Prospectus and “Investment Restrictions” in the SAI.

For purposes of this section, except as otherwise required under the 1940 Act, the vote of the holders of a “majority” of the outstanding shares of preferred stock means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the stockholders of the Fund duly called (i) of 67% or more of the shares of preferred stock present at such meeting, if the holders of more than 50% of the outstanding shares of preferred stock are present or represented by proxy, or (ii) of more than 50% of the outstanding shares of preferred stock, whichever is less. The class vote of holders of preferred stock described above in each case will be in addition to a separate vote of the requisite percentage of common stock, and any other preferred stock, voting together as a single class, that may be necessary to authorize the action in question.

The calculation of the elements and definitions of certain terms of the rating agency guidelines may be modified by action of the Board without further action by the stockholders if the Board determines that such modification is necessary to prevent a reduction in rating of the shares of preferred stock by Moody’s and/or Fitch (or such other rating agency then rating the preferred stock at the request of the Fund), as the case may be, or is in the best interest of the holders of common stock and is not adverse to the holders of preferred stock in view of advice to the Fund by the relevant rating agencies that such modification would not adversely affect its then-current rating of the preferred stock.

The foregoing voting provisions will not apply to any series of preferred stock if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such stock will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred stock will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Stock Restrictions, Other [Text Block]

Restrictions on Dividends and Other Distributions for the Preferred Stock. So long as any preferred stock is outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common stock or in options, warrants, or rights to subscribe for or purchase common stock) in respect of the common stock or call for redemption, redeem, purchase or otherwise acquire for consideration any common stock (except by conversion into or exchange for shares of the Fund ranking junior to the preferred stock as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred stock due on or prior to the date of such common stock dividend or distribution;

●	the Fund has redeemed the full number of shares of preferred stock to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements.

No full distribution will be declared or made on any series of preferred stock for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred stock of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred stock of the Fund ranking on a parity with such series of preferred stock as to the payment of distributions, any distributions being paid on the preferred stock will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred stock on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred stock will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.